BUSINESS ACQUISITIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

NOTE 2.   BUSINESS ACQUISITIONS

IPG Acquisition

On March 26, 2015, GCS, our wholly-owned subsidiary, entered into an Asset Purchase Agreement (the “IPG APA”) by and among us, GCS and Iron Protection Group, LLC, a Colorado limited liability company (the “Seller”), whereby GCS agreed to acquire substantially all of the assets of Seller (the “IPG Acquisition”). Pursuant to the terms of the IPG APA, we delivered to Seller 500,000 restricted shares of our common stock, which vested over a one-year period (100,000 shares on October 1, 2015; 200,000 shares on January 1, 2016; and 200,000 shares on April 1, 2016).

In addition, we delivered to Seller three-year warrants (the “IPG Warrants”) to purchase an aggregate of 500,000 shares of our common stock at an exercise price of: (i) $4.50 for warrants to purchase 250,000 shares, and (ii) $5.00 for warrants to purchase another 250,000 shares. The IPG APA contains certain provisions that require Seller to forfeit a portion of the stock consideration in the event that Seller violates its obligations under the IPG APA relating to non-competition and non-disclosure. The closing date of the IPG Acquisition was March 26, 2015, and we calculated the purchase price of the IPG Acquisition to be approximately $1,887,000. At the acquisition date and pursuant to the IPG APA, we did not assume any of the Seller’s liabilities and there were no tangible assets of significance.

The aggregate consideration was as follows:

Common stock payable	$1,054,000
Warrants issued with $4.50 exercise price	421,000
Warrants issued with $5.00 exercise price	412,000
$1,887,000

The 500,000 shares of common stock were valued based on the closing price per share on March 26, 2015, or $2.48, reduced by a discount of 15% due to restrictions in the ability to trade our common stock.  The $1,054,000 value of stock consideration was originally recorded as accrued stock payable on the condensed consolidated balance sheet, which was then reduced as we issued common stock according to the vesting schedule.  As of September 30, 2016, all common stock has been issued.

The purchase price allocation was as follows:

Intangible assets:
Customer relationship intangible	$1,000,000
Marketing-related intangibles	200,000
Non-compete agreements	500,000
Goodwill	187,000
$1,887,000

We finalized the purchase price allocation in the fourth quarter of the year ended December 31, 2015.

In connection with our acquisition of IPG, we agreed to issue to the sole shareholder of the Seller 100,000 fully vested warrants to purchase shares of our common stock if revenues of the Security segment exceeded $3,000,000 for the year ended December 31, 2015, with an exercise price of $2.48.  This condition was not met during the year ended December 31, 2015, so no value was recorded for these warrants.

The accompanying condensed consolidated financial statements include the results of IPG from the date of acquisition, March 26, 2015.  The pro forma effects of the acquisition on the results of operations as if the transaction had been completed on January 1, 2015, are as follows:

Nine months ended September 30, 2015 (Unaudited)
Total net revenues	$1,447,122
Net loss	(6,822,689)
Net loss per common share:
Basic and diluted	$(0.48)

Chiefton Acquisition

On September 25, 2015, we closed an asset purchase agreement for the purchase of substantially all the assets of Chiefton Supply Co., a Colorado corporation, and established a dba within GCC of Chiefton.  This acquisition expands our service offerings in the cannabis industry and provides a new revenue stream.

We acquired the Chiefton assets for consideration of 80,000 restricted shares of our common stock.  The aggregate consideration was as follows:

Cash	$12,249
Common stock	69,400
Aggregate consideration	$81,649

The value of the common stock consideration was estimated based on our closing common stock price on September 25, 2015, or $1.02 per share, reduced by a discount of 15% due to restrictions in the ability to trade our shares.  The $69,400 value of stock consideration was originally included in accrued stock payable on the condensed consolidated balance sheet.  As of September 30, 2016, all common stock has been issued.

The purchase price allocation is as follows:

Inventory	$12,249
Intangible assets – intellectual property	69,400
$81,649

We finalized the purchase price allocation in the fourth quarter of the year ended December 31, 2015.

NOTE 2.   BUSINESS ACQUISITIONS

IPG Acquisition

On March 26, 2015, we entered into an Asset Purchase Agreement (the “IPG APA”) by and among us and Iron Protection Group, LLC, a Colorado limited liability company (“Seller”), whereby we agreed to acquire substantially all of the assets of Seller (the “IPG Acquisition”).  This acquisition expands our service offerings in the cannabis industry and provides a new revenue stream.

Pursuant to the terms of the IPG APA, we will deliver to Seller 500,000 restricted shares of our common stock, which will vest over a one-year period (100,000 shares on October 1, 2015; 200,000 shares on January 1, 2016; and 200,000 shares on April 1, 2016).

In addition, we delivered to Seller three-year warrants (the “IPG Warrants”) to purchase an aggregate of 500,000 shares of our common stock at an exercise price of: (i) $4.50 for warrants to purchase 250,000 shares, and (ii) $5.00 for warrants to purchase another 250,000 shares. The IPG APA contains certain provisions that require Seller to forfeit a portion of the stock consideration in the event that Seller violates its obligations under the IPG APA relating to non-competition and non-disclosure. The closing date of the IPG Acquisition was March 26, 2015 and we calculated the purchase price of the IPG Acquisition to be approximately $1,887,000. At the acquisition date and pursuant to the IPG APA, we did not assume any of the Seller’s liabilities and there were no tangible assets of significance.

The aggregate consideration was as follows:

Common stock payable	$1,054,000
Warrants issued with $4.50 exercise price	421,000
Warrants issued with $5.00 exercise price	412,000
$1,887,000

The 500,000 shares of common stock were valued based on the closing price per share on March 26, 2015, or $2.48, reduced by a discount of 15% due to restrictions in the ability to trade our common stock.  The $1,054,000 value of stock consideration was recorded as accrued stock payable on the consolidated balance sheet, which is reduced as we issue common stock according to the vesting schedule.  See Note 11 for a discussion of the warrants.

The purchase price allocation is as follows:

Intangible assets:
Customer relationship intangible	$1,000,000
Marketing-related intangibles	200,000
Non-compete agreements	500,000
Goodwill	187,000
$1,887,000

We finalized the purchase price allocation in the fourth quarter of the year ended December 31, 2015.

In connection with our acquisition of IPG, we agreed to issue to the sole shareholder of the Seller 100,000 fully vested warrants to purchase shares of our common stock if revenues of the Security segment exceeded $3,000,000 for the year ended December 31, 2015, with an exercise price of $2.48.  This condition was not met during the year ended December 31, 2015, so no value was recorded for these warrants.

The accompanying consolidated financial statements include the results of IPG from the date of acquisition, March 26, 2015.  The pro forma effects of the acquisition on the results of operations as if the transaction had been completed on January 1, 2014, are as follows:

	Year ended December 31,
	2015 (Unaudited)	2014 (Unaudited)
Total net revenues	$2,132,724	$921,931
Net loss	(8,733,016)	(6,816,227)
Net loss per common share:
Basic and diluted	$(0.60)	$(0.49)

Chiefton Acquisition

On September 25, 2015, we closed an asset purchase agreement for the purchase of substantially all the assets of Chiefton Supply Co., a Colorado corporation, and established a dba within GCC of Chiefton.  This acquisition expands our service offerings in the cannabis industry and provides a new revenue stream.

We acquired the Chiefton assets for consideration of 80,000 restricted shares of our common stock. The shares shall remain in escrow for six months for the exclusive purpose of being available to indemnify us for any claims that may be made by any person or governmental entity related to or arising from Chiefton’s intellectual property during the six month period after closing. After such period, the shares will be released if no claims have been made, provided that if any claims have been made the shares will remain in escrow until the claim is resolved, at which time the shares will be released less the value of any and all settlement amounts, penalties, damages or other liabilities arising from the claim.

The aggregate consideration was as follows:

Cash	$12,249
Common stock	69,400
Aggregate consideration	$81,649

The value of the common stock consideration was estimated based on our closing common stock price on September 25, 2015, or $1.02 per share, reduced by a discount of 15% due to restrictions in the ability to trade our shares.  The $69,400 value of stock consideration is included in accrued stock payable on the consolidated balance sheet as of December 31, 2015.

The purchase price allocation is as follows:

Inventory	$12,249
Intangible assets – Chiefton brand and graphic designs	69,400
$81,649

We finalized the purchase price allocation in the fourth quarter of the year ended December 31, 2015.